Expense Example, No Redemption - FidelityTacticalBondFund-AMCIZPRO - FidelityTacticalBondFund-AMCIZPRO - Fidelity Tactical Bond Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Tactical Bond Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 62
3 Years	266
5 Years	633
10 Years	1,668
Fidelity Advisor Tactical Bond Fund - Class A
Expense Example, No Redemption:
1 Year	493
3 Years	759
5 Years	1,184
10 Years	2,368
Fidelity Advisor Tactical Bond Fund - Class C
Expense Example, No Redemption:
1 Year	173
3 Years	604
5 Years	1,201
10 Years	2,636
Fidelity Advisor Tactical Bond Fund - Class M
Expense Example, No Redemption:
1 Year	493
3 Years	759
5 Years	1,184
10 Years	2,368
Fidelity Advisor Tactical Bond Fund - Class I
Expense Example, No Redemption:
1 Year	72
3 Years	289
5 Years	660
10 Years	$ 1,705